Employee Benefit Plans - Schedule of Assumptions Used (Details) - Pension Plans	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plan Disclosure [Line Items]
Projected annual salary increases	3.00%	0.00%
Expected long-term rate of return on plan assets	5.00%	5.00%
Minimum
Defined Benefit Plan Disclosure [Line Items]
Discount rate (as a percent)	2.99%	4.00%
Discount rate (as a percent)	4.00%	3.51%
Maximum
Defined Benefit Plan Disclosure [Line Items]
Discount rate (as a percent)	3.11%	4.06%
Discount rate (as a percent)	4.06%	3.58%